STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 - STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Issuance of Common Stock during the nine months ended September 30, 2025

In March 2025, Fourth Man partially converted approximately $68,000 of their debt, including accrued interest. In connection with the partial Note conversion, the Company issued 1,002,832 shares of Common Stock to Fourth Man.

In July 2025, the Company issued 2,250,000 shares of Common stock as commitment shares to Mast Hill as part of the secured convertible note purchase agreement.

In August 2025, the Company issued 20,322,930 shares of Common stock as service fees to Jefferson Capital as part of the independent contractor agreement. A copy of the independent contractor agreement was submitted to the SEC on a Current Report on Form 8-K on August 12, 2025.

In August 2025, the Company issued 4,064,586 shares of Common stock as service fee to Valor Nation as part of the independent contractor agreement. A copy of the independent contractor agreement was submitted to the SEC on a Current Report on Form 8-K on August 12, 2025.

In August 2025, Mast Hill partially converted approximately $264,000 of accrued interest. In connection with the partial Note conversion, the Company issued 3,860,000 shares of Common Stock to Fourth Man.

In September 2025, Fourth Man issued notice to the Company to partially convert approximately $44,000 of their debt, including accrued interest and fee of approximately $2,000. As the Company had received the request for conversion prior to close of business of the quarter ending September 30, 2025 and was obligated to issue such shares to Fourth Man, the Company recorded 656,082 shares of Common stock as ‘Equity to be issued” to Fourth Man.

Issuance of Common Stock during the nine months ended September 30, 2024

In February 2024, Fourth Man partially converted $35,000 of their debt. In connection with the partial Note conversion, the Company issued 500,000 shares of Common Stock to Fourth Man.

In May 2024, Blue Lake converted the balance of their $531,000 debt, inclusive of accrued interest and penalty, into 7,605,760 shares of Common Stock of the Company.

NOTE 11 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Issuance of Common Stock during the year ended December 31, 2024

In February 2024, Fourth Man partially converted $35,000 of their debt. In connection with the partial Note conversion, the Company issued 500,000 shares of Common Stock to Fourth Man.

In May 2024, Blue Lake converted the balance of their $531,000 debt, inclusive of accrued interest and penalty, into 7,605,760 shares of Common Stock of the Company.

Issuance of Common Stock during the year ended December 31, 2023

In February 2023, Fourth Man partially converted $71,750 of their debt. In connection with the partial Note conversion, the Company issued 1,025,000 shares of Common Stock to Fourth Man.

In June 2023, Blue Lake converted the full remainder of their $181,750 debt, accrued interest and penalty. In connection with this Note conversion, the Company issued 3,466,853 shares of Common Stock to Blue Lake.

In May and June 2023, Fourth Man converted $50,000 in principal and $30,000 in accrued interest into 1,192,857 shares of Common Stock.

In July 2023, Fourth Man converted approximately $43,000 balance in principal and accrued interest into 627,538 shares of Common Stock.

In October 2023, Fourth Man converted approximately $72,000 in principal, accrued interest and legal fees into 1,025,000 shares of Common Stock.

For further information on Common Stock issuance, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.